CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 12,241,339	$ 898,735
Restricted cash - current	2,064,130	2,000,000
Accounts receivable, net	350,672	760,271
Other assets - current	418,584	341,165
Total current assets	15,074,725	4,000,171
Non-current assets
Restricted cash -non-current	1,766,700	1,534,557
Property and equipment, net	175,437	234,580
Oil and gas property - subject to amortization, net	1,427,486	1,999,817
Oil and gas property - not subject to amortization, net	958,133	539,116
Deferred charges	1,240,751	798,169
Deferred offering cost	0	443,315
Other assets -non-current	512,105	327,761
Total non-current assets	6,080,612	5,877,315
Total assets	21,155,337	9,877,486
Current liabilities
Accounts payable	917,241	1,026,669
Bank loan	1,105,741	1,105,567
Other current liabilities	34,250	22,954
Accrued expenses	576,386	416,040
Taxes payable	105,450	101,414
Total current liabilities	2,739,068	2,672,644
Non-current liabilities
Asset retirement obligations	222,344	103,704
Long term liabilities	2,000,000	2,000,000
Provision for post-employment benefit	0	27,632
Total non-current liabilities	2,222,344	2,131,336
Total liabilities	4,961,412	4,803,980
Commitments and contingencies
Equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of December 31, 2019 and 2018, respectively)	0	0
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 7,363,637 and 6,000,000 shares issued and outstanding as of December 31, 2019 and 2018, respectively)	19,636	16,000
Additional paid-in capital	36,910,568	24,120,599
Accumulated deficit	(20,783,084)	(19,109,349)
Accumulated other comprehensive income	46,805	46,256
Total equity	16,193,925	5,073,506
Total liabilities and equity	$ 21,155,337	$ 9,877,486